As filed with the Securities and Exchange Commission on August 27, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-22770

NEUBERGER BERMAN MLP INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman MLP Income Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: November 30
Date of reporting period: July 1, 2017 to June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

NPX Proxy Voting Record

Registrant : Neuberger Berman MLP Income Fund Inc.

Fund Name : Neuberger Berman MLP Income Fund Inc.

07/01/2017 - 06/30/2018

Alliance Holdings GP LP
	Ticker	Security ID:	Meeting Date		Meeting Status
	AHGP	CUSIP 01861G100	05/29/2018		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Restructuring	Mgmt	For	For	For

Antero Resources Corp
	Ticker	Security ID:	Meeting Date		Meeting Status
	AR	CUSIP 03674X106	06/20/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Peter R. Kagan	Mgmt	For	For	For
	1.2	Elect W. Howard Keenan, Jr.	Mgmt	For	For	For
	1.3	Elect Joyce E. McConnell	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Cedar Fair, L.P.
	Ticker	Security ID:	Meeting Date		Meeting Status
	FUN	CUSIP 150185106	06/07/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Daniel J. Hanrahan	Mgmt	For	For	For
	1.2	Elect Lauri Shanahan	Mgmt	For	For	For
	1.3	Elect Debra Smithart-Oglesby	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Dominion Energy, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	D	CUSIP 25746U109	05/09/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect William P. Barr	Mgmt	For	For	For
	2	Elect Helen E. Dragas	Mgmt	For	For	For
	3	Elect James O. Ellis, Jr.	Mgmt	For	For	For
	4	Elect Thomas F. Farrell II	Mgmt	For	For	For
	5	Elect John W. Harris	Mgmt	For	For	For
	6	Elect Ronald W. Jibson	Mgmt	For	For	For
	7	Elect Mark J. Kington	Mgmt	For	For	For
	8	Elect Joseph M. Rigby	Mgmt	For	For	For
	9	Elect Pamela L. Royal	Mgmt	For	For	For
	10	Elect Robert H. Spilman, Jr.	Mgmt	For	For	For
	11	Elect Susan N. Story	Mgmt	For	Against	Against
	12	Elect Michael E. Szymanczyk	Mgmt	For	For	For
	13	Ratification of Auditor	Mgmt	For	For	For
	14	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	15	Shareholder Proposal Regarding Methane Emissions Report	ShrHoldr	Against	Against	For
	16	Shareholder Proposal Regarding Right to Act by Written Consent	ShrHoldr	Against	For	Against

NextEra Energy Partners, LP
	Ticker	Security ID:	Meeting Date		Meeting Status
	NEP	CUSIP 65341B106	12/21/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Susan D. Austin	Mgmt	For	For	For
	2	Elect Peter H. Kind	Mgmt	For	For	For
	3	Elect James L. Robo	Mgmt	For	For	For
	4	Elect James N. Suciu	Mgmt	For	For	For
	5	Ratification of Auditor	Mgmt	For	For	For
	6	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	7	Frequency of Advisory Vote on Executive Compensation	Mgmt	3 Years	1 Year	Against

NRG Yield, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	NYLD.A	CUSIP 62942X306	04/24/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Mauricio Gutierrez	Mgmt	For	For	For
	1.2	Elect John F. Chlebowski, Jr.	Mgmt	For	For	For
	1.3	Elect Kirkland B. Andrews	Mgmt	For	For	For
	1.4	Elect John Chillemi	Mgmt	For	For	For
	1.5	Elect Brian R. Ford	Mgmt	For	For	For
	1.6	Elect Ferrell P. McClean	Mgmt	For	For	For
	1.7	Elect Christopher S. Sotos	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For

ONEOK, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	OKE	CUSIP 682680103	05/23/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Brian L. Derksen	Mgmt	For	For	For
	2	Elect Julie H. Edwards	Mgmt	For	For	For
	3	Elect John W. Gibson	Mgmt	For	For	For
	4	Elect Randall J. Larson	Mgmt	For	For	For
	5	Elect Steven J. Malcolm	Mgmt	For	For	For
	6	Elect Jim W. Mogg	Mgmt	For	For	For
	7	Elect Pattye L. Moore	Mgmt	For	For	For
	8	Elect Gary D. Parker	Mgmt	For	For	For
	9	Elect Eduardo A. Rodriguez	Mgmt	For	For	For
	10	Elect Terry K. Spencer	Mgmt	For	For	For
	11	Ratification of Auditor	Mgmt	For	For	For
	12	Approval of the Equity Incentive Plan	Mgmt	For	For	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Sempra Energy
	Ticker	Security ID:	Meeting Date		Meeting Status
	SRE	CUSIP 816851109	05/10/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Alan L. Boeckmann	Mgmt	For	For	For
	2	Elect Kathleen Brown	Mgmt	For	For	For
	3	Elect Andres Conesa Labastida	Mgmt	For	For	For
	4	Elect Maria Contreras-Sweet	Mgmt	For	For	For
	5	Elect Pablo A. Ferrero	Mgmt	For	For	For
	6	Elect William D. Jones	Mgmt	For	For	For
	7	Elect Jeffrey W. Martin	Mgmt	For	For	For
	8	Elect Bethany J. Mayer	Mgmt	For	For	For
	9	Elect William G. Ouchi	Mgmt	For	For	For
	10	Elect Debra L. Reed	Mgmt	For	For	For
	11	Elect William C. Rusnack	Mgmt	For	For	For
	12	Elect Lynn Schenk	Mgmt	For	For	For
	13	Elect Jack T. Taylor	Mgmt	For	For	For
	14	Elect James C. Yardley	Mgmt	For	For	For
	15	Ratification of Auditor	Mgmt	For	For	For
	16	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	17	Shareholder Proposal Regarding Amendment to Proxy Access Bylaw	ShrHoldr	Against	Against	For

Targa Resources Corp.
	Ticker	Security ID:	Meeting Date		Meeting Status
	TRGP	CUSIP 87612G101	05/24/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Robert B. Evans	Mgmt	For	For	For
	2	Elect Joe Bob Perkins	Mgmt	For	For	For
	3	Elect Ershel C. Redd, Jr.	Mgmt	For	For	For
	4	Ratification of Auditor	Mgmt	For	For	For
	5	Advisory Vote on Executive Compensation	Mgmt	For	For	For

The Williams Companies, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	WMB	CUSIP 969457100	05/10/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Alan S. Armstrong	Mgmt	For	For	For
	2	Elect Stephen W. Bergstrom	Mgmt	For	For	For
	3	Elect Stephen I. Chazen	Mgmt	For	For	For
	4	Elect Charles I. Cogut	Mgmt	For	For	For
	5	Elect Kathleen B. Cooper	Mgmt	For	For	For
	6	Elect Michael A. Creel	Mgmt	For	For	For
	7	Elect Peter A. Ragauss	Mgmt	For	For	For
	8	Elect Scott D. Sheffield	Mgmt	For	For	For
	9	Elect Murray D. Smith	Mgmt	For	For	For
	10	Elect William H. Spence	Mgmt	For	For	For
	11	Ratification of Auditor	Mgmt	For	For	For
	12	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Western Gas Partners LP
	Ticker	Security ID:	Meeting Date		Meeting Status
	WES	CUSIP 958254104	10/17/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Approval of the 2017 Long-Term Incentive Plan	Mgmt	For	For	For
	2	Right to Adjourn Meeting	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman MLP Income Fund Inc.

By:  /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 27, 2018